Offsetting of Financial Assets and Liabilities - Summary of Offsetting of Financial Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	¥ 22,497,755	¥ 19,975,629
Financial assets, Gross amounts offset in statement of financial position	(2,823,724)	(2,227,951)
Financial assets, Net amounts presented in statement of financial position	19,674,031	17,747,678
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(16,586,551)	(14,741,945)
Financial assets, Related amounts not offset in statement of financial position, Cash collateral	(969,175)	(466,535)
Financial assets, Net amounts	2,118,305	2,539,198
Financial liabilities, Gross amounts of recognized financial assets and liabilities	31,064,032	29,412,586
Financial liabilities, Gross amounts offset in statement of financial position	(2,781,151)	(2,333,088)
Financial liabilities, Net amounts presented in statement of financial position	28,282,881	27,079,498
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(23,483,727)	(23,547,883)
Financial liabilities, Related amounts not offset in statement of financial position, Cash collateral	(1,122,754)	(1,107,582)
Financial liabilities, Net amounts	3,676,400	2,424,033
Reverse repurchase agreements and cash collateral on securities borrowed [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	12,635,719	12,930,691
Financial assets, Gross amounts offset in statement of financial position	(1,611,635)	(1,626,761)
Financial assets, Net amounts presented in statement of financial position	11,024,084	11,303,930
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(10,845,394)	(11,069,691)
Financial assets, Related amounts not offset in statement of financial position, Cash collateral	0
Financial assets, Net amounts	178,690	234,239
Derivative financial assets [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	9,862,036	7,044,938
Financial assets, Gross amounts offset in statement of financial position	(1,212,089)	(601,190)
Financial assets, Net amounts presented in statement of financial position	8,649,947	6,443,748
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(5,741,157)	(3,672,254)
Financial assets, Related amounts not offset in statement of financial position, Cash collateral	(969,175)	(466,535)
Financial assets, Net amounts	1,939,615	2,304,959
Repurchase agreements and cash collateral on securities lent [Member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial liabilities, Gross amounts of recognized financial assets and liabilities	19,397,661	21,739,923
Financial liabilities, Gross amounts offset in statement of financial position	(1,611,635)	(1,626,761)
Financial liabilities, Net amounts presented in statement of financial position	17,786,026	20,113,162
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(17,773,852)	(20,039,312)
Financial liabilities, Related amounts not offset in statement of financial position, Cash collateral	0
Financial liabilities, Net amounts	12,174	73,850
Derivative financial liabilities [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial liabilities, Gross amounts of recognized financial assets and liabilities	11,666,371	7,672,663
Financial liabilities, Gross amounts offset in statement of financial position	(1,169,516)	(706,327)
Financial liabilities, Net amounts presented in statement of financial position	10,496,855	6,966,336
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(5,709,875)	(3,508,571)
Financial liabilities, Related amounts not offset in statement of financial position, Cash collateral	(1,122,754)	(1,107,582)
Financial liabilities, Net amounts	¥ 3,664,226	¥ 2,350,183